MEMBERS' EQUITY OF NERDY LLC (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of changes to Class B and C units

	Redeemable Preferred Units
	Class B		Class C
	Units	Value	Units	Value
Balance, December 31, 2019 and 2018	25,920	$109,492	11,895	$50,047
Redeemable preferred unit accretion	—	150,146	—	69,111

Balance, December 31, 2020	25,920	$259,638	11,895	$119,158
Reverse Recapitalization	(25,920)	(259,638)	(11,895)	(119,158)

Balance, December 31, 2021	—	$—	—	$—